Schedule of concentrations (Details)	12 Months Ended
	Jun. 30, 2025		Jun. 30, 2024		Jun. 30, 2023
Customer Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		[1],[2],[3],[4],[5]		[1],[2],[3],[4],[5]	23.30%
Customer Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		[1],[2],[3],[4],[5]		[1],[2],[3],[4],[5]	10.40%
Customer Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			17.90%			[1],[2],[3],[4],[5]
Customer Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer D [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			14.40%			[1],[2],[3],[4],[5]
Customer Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer G [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	19.80%			[1],[2],[3],[4],[5]		[1],[2],[3],[4],[5]
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		[1],[2],[3],[5]	10.30%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer G [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	14.60%		10.70%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer E [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			21.80%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer F [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	16.20%		13.70%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer H [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	23.30%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer I [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	13.00%
Contract Assets Concentration Risk [Member] | Accounts Receivable [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	10.60%		15.70%
Contract Assets Concentration Risk [Member] | Accounts Receivable [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			22.80%
Contract Assets Concentration Risk [Member] | Accounts Receivable [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	41.60%
Contract Assets Concentration Risk [Member] | Accounts Receivable [Member] | Customer D [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		[1],[3],[5]	30.60%
Contract Assets Concentration Risk [Member] | Accounts Receivable [Member] | Customer J [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	20.00%
Contract Assets Concentration Risk [Member] | Accounts Receivable [Member] | Customer K [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			10.80%
Contract Assets Concentration Risk [Member] | Net Assets, Segment [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			65.40%
Contract Assets Concentration Risk [Member] | Net Assets, Segment [Member] | Customer L [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	37.30%
Contract Assets Concentration Risk [Member] | Net Assets, Segment [Member] | Customer M [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	54.50%
Contract Liabilities Concentration Risk [Member] | Liabilities, Total [Member] | Customer G [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	16.80%		69.50%
Contract Liabilities Concentration Risk [Member] | Liabilities, Total [Member] | Customer I [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	22.10%
Contract Liabilities Concentration Risk [Member] | Liabilities, Total [Member] | Customer N [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	20.00%
Contract Liabilities Concentration Risk [Member] | Liabilities, Total [Member] | Customer O [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			27.50%
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member] | Vendor A [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		[1],[5]		[1],[5]	30.50%
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member] | Vendor B [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		[1],[5]		[1],[5]	18.40%
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member] | Vendor C [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		[1],[5]		[1],[5]	16.00%
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member] | Vendor D [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		[1],[5]		[1],[5]	15.90%
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member] | Vendor E [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	12.20%		17.10%		15.00%
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member] | Vendor F [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		[1],[5]		[1],[5]	10.60%
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member] | Vendor G [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	17.30%			[1],[5]
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Vendor E [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	20.60%		10.30%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Vendor G [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	13.00%		23.10%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Vendor H [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	16.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Vendor I [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	12.90%			[1]

[1]	As of June 30, 2024, vendor I accounted for less than 10% of the total balance of account payables.
[2]	As of June 30, 2025, Customer C accounted for less than 10% of the total balance of contract receivables.
[3]	As of June 30, 2025, customer D accounted for less than 10% of the total balance of retention receivables.
[4]	Customer C, D and G accounted for less than 10% of total revenue for the year ended June 30, 2023, Customer A,B and G accounted for less than 10% of total revenue for the year ended June 30, 2024 and Customer A,B and C accounted for less than 10% of total revenue for the year ended June 30, 2025.
[5]	Vendor G accounted for less than 10% of total purchase for the year ended June 30, 2023, Vendor A,B,C,D,F and G accounted for less than 10% of total purchase for the year ended June 30, 2024 and Vendor A,B,C,D and F accounted for less than 10% of total purchase for the year ended June 30, 2025.